Warrants - 2015 Subordination Warrants - Additional Information (Detail) - $ / shares		1 Months Ended				3 Months Ended	9 Months Ended
	Dec. 31, 2015	Jul. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Sep. 30, 2016	Sep. 30, 2016
Class of Warrant or Right [Line Items]
Common Stock Warrant Exercise Price						$ 45,600
Two Thousand Fifteen Subordination Warrants [Member]
Class of Warrant or Right [Line Items]
Common Stock Warrant Exercise Price	$ 7.00	$ 37,920	$ 45,600	$ 134,400	$ 168,000		$ 37,920.00